CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 271,975,564	$ 231,392,733
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,509,201	1,056,736
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	270,466,363	230,335,997
Customer deposits
Disclosure of financial liabilities [line items]
Financial liabilities	211,841,597	175,491,421
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	211,841,597	175,491,421
Financial obligations
Disclosure of financial liabilities [line items]
Financial liabilities	58,624,766	54,844,576
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	58,624,766	54,844,576
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives
Disclosure of financial liabilities [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Hedging derivative liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	56,627	94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 56,627	$ 94,298